Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Sep. 24, 2011	Dec. 25, 2010	Dec. 26, 2009 As Adjusted [Member]	Dec. 26, 2009 As Adjusted [Member] Common Class L [Member]	Sep. 24, 2011 Common Class L [Member]	Dec. 25, 2010 Common Class L [Member]
Accounts receivable, allowance for doubtful accounts	$ 3,890	$ 5,518
Notes and other receivables, allowance for doubtful accounts	2,471	2,443
Property and equipment, accumulated depreciation	$ 100,682	$ 90,663
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	475,000,000	400,000,000	400,000,000	100,000,000	0	100,000,000
Common stock, shares issued	120,157,900	42,939,360	43,549,935	22,980,333	0	22,994,523
Common stock, shares outstanding	120,157,900	42,939,360	43,549,935	22,980,333	0	22,994,523